UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028-11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 664-8900


Signature, Place and Date of Signing:

/s/ Gavin M. Abrams              Bethesda, Maryland          November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total:  $493,064
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2  COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP       (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                  --------   -----       --------    -------    ---  ----  ----------  --------  ----      ------ ----
AON CORP                        COM        037389103   75,209      1,923,000  SH         SOLE        NONE       1,923,000
AUTOZONE INC                    COM        053332102   28,614        125,000  SH         SOLE        NONE         125,000
BANK OF NEW YORK MELLON CORP    COM        064058100   32,009      1,225,000  SH         SOLE        NONE       1,225,000
DELL INC                        COM        24702R101   39,818      3,070,000  SH         SOLE        NONE       3,070,000
FOSTER WHEELER AG               COM        H27178104   25,683      1,050,000  SH         SOLE        NONE       1,050,000
GENERAL DYNAMICS CORP           COM        369550108   89,818      1,430,000  SH         SOLE        NONE       1,430,000
GOODRICH CORP                   COM        382388106   21,750        295,000  SH         SOLE        NONE         295,000
HEIDRICK & STRUGGLES INTL IN    COM        422819102   25,324      1,300,000  SH         SOLE        NONE       1,300,000
INTERVAL LEISURE GROUP INC      COM        46113M108    8,725        647,767  SH         SOLE        NONE         647,767
PFIZER INC                      COM        717081103   20,518      1,195,000  SH         SOLE        NONE       1,195,000
PIONEER NAT RES CO              COM        723787107   80,287      1,234,616  SH         SOLE        NONE       1,234,616
RENAISSANCERE HOLDINGS LTD      COM        G7496G103   45,309        755,657  SH         SOLE        NONE         755,657


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